Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 01, 2021	Sep. 09, 2021	Sep. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock issued during period value new issues					$ 13,801
BusinessCombinationMember
Aggregate consideration issued or reserved for issuance at merger close		17,886,348
Conversion of Senior Secured Note principal and royalty rights for common stock						1,905,000
Business acquisation equity issuance costs and other costs			$ 8,400
Stock issued during period, Shares, Conversion of convertible securities						8,529,846
BusinessCombinationMember | Reverse Recapitalization Event [Member]
Aggregate consideration issued or reserved for issuance at merger close		17,886,348
Conversion of Senior Secured Note principal and royalty rights for common stock		1,905,000
Conversion of Senior Secured Note principal and royalty rights for common stock value		$ 18,600
Common Stock Shares allocated to Senior Secured Noteholders pursuant to the Share Allocation agreement					405,000
Common stock, shares reallocated to the senior secured note holders from Old Clarus's equity holders					270,000
Reverse Recapitalization [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock		1,500,000
Private Placement [Member]
Stock issued during period shares new issues	3,024,194			3,024,194
Private Placement [Member] | BusinessCombinationMember | Reverse Recapitalization Event [Member]
Stock issued during period shares new issues		2,549,939
Exercise price		$ 10.00
Stock issued during period value new issues		$ 25,000
Series D Preferred Stock [Member] | BusinessCombinationMember | Reverse Recapitalization Event [Member]
Stock issued during period, Shares, Conversion of convertible securities		8,529,846
Series D Preferred Stock [Member] | Reverse Recapitalization [Member] | BusinessCombinationMember
Conversion stock, shares issued (in Shares)		4,901,564
Share Allocation Agreement With Sponser [Member] | BusinessCombinationMember | Reverse Recapitalization Event [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock					135,000